SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019
Disclosure Of Segment Reporting [Line Items]
Assets	$ 41,140		$ 41,140		$ 43,663
Liabilities	39,903		39,903		44,820
Total Comprehensive Loss/(Income)	5,346	$ 5,424	3,440	$ 8,247
Canada [Member]
Disclosure Of Segment Reporting [Line Items]
Assets	2,986		2,986		4,983
Liabilities	39,422		39,422		39,278
Total Comprehensive Loss/(Income)			2,973	(1,375)
South Africa [Member]
Disclosure Of Segment Reporting [Line Items]
Assets	38,154		38,154		38,680
Liabilities	$ 481		481		$ 5,542
Total Comprehensive Loss/(Income)			$ 467	$ 9,622